Securitizations and Variable Interest Entities - Fair Value of Firm's Retained Interests and Sensitivity of This Fair Value (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Variable Interest Entity [Line items]
Fair value of retained interests	¥ 251	¥ 300
Material retained interests held [Member]
Variable Interest Entity [Line items]
Fair value of retained interests	235 [1]	288 [1]
Weighted-average life (Years)	7 years 3 months 20 days	6 years
Constant prepayment rate	7.50%	10.10%
Impact of 10% adverse change	(2)	(3)
Impact of 20% adverse change	(3)	(5)
Discount rate	4.10%	3.60%
Impact of 10% adverse change	(1)	(4)
Impact of 20% adverse change	¥ (3)	¥ (8)

[1]	The sensitivity analysis covers the material retained interests held of \288 billion out of \300 billion as of March 31, 2013 and \235 billion out of \251 billion as of September 30, 2013. Nomura considers the amount and the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.